Consolidated Balance Sheets	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Current assets:
Cash and cash equivalents	$ 96,615,599	¥ 630,416,786	¥ 711,205,698
Restricted cash	4,110,216	26,819,159	1,100,000
Accounts receivable (net of allowance for doubtful accounts of RMB26,102,138 and RMB26,102,138 as of December 31, 2019 and 2020, respectively)	1,002	6,539
Other receivables (net of allowance for doubtful accounts of RMB2,080,597 and RMB2,080,597 as of December 31, 2019 and 2020, respectively)	9,387,708	61,254,793	14,125,535
Amounts due from related parties (net of allowance for doubtful accounts of RMB96,307,907 and RMB107,453,024 as of December 31, 2019 and 2020, respectively)	3,093,090	20,182,412	95,193,003
Other current assets	2,457,424	16,034,692	4,984,541
Total current assets	115,665,039	754,714,381	826,608,777
Long-term investments	33,555,556	218,950,000	228,950,000
Intangible assets, net	5,237,858	34,177,021	38,250,479
Amounts due from related parties - non-current	35,119,529	229,154,928	229,117,743
Investment in affiliates	15,378,070	100,341,909	107,541,000
Property and equipment, net	2,619,745	17,093,837	27,834,760
Other non-current assets	2,074,856	13,538,437	17,886,020
Right-of-use assets	5,995,297	39,119,312	68,950,101
Deferred tax assets	660,918	4,312,491	4,608,063
Total Assets	216,306,868	1,411,402,316	1,549,746,943
Current liabilities:
Accrued payroll and welfare expenses (including accrued payroll and welfare expense of the consolidated VIEs and VIEs' subsidiaries without recourse to Jupai Holdings Limited of RMB28,055,363 and RMB30,708,606 as of December 31, 2019 and 2020, respectively	8,877,567	57,926,124	58,318,063
Income tax payable (including income tax payable of the consolidated VIEs and VIEs' subsidiaries without recourse to Jupai Holdings Limited of RMB19,815,543 and RMB52,409,793 as of December 31, 2019 and 2020, respectively)	13,117,650	85,592,667	82,800,208
Other tax payable (including other tax payable of the consolidated VIEs and VIEs' subsidiaries without recourse to Jupai Holdings Limited of nil and nil as of December 31, 2019 and 2020, respectively)	405,206	2,643,970	695,081
Amounts due to related parties - current (including amounts due to related parties-current of the consolidated VIEs and VIEs' subsidiaries without recourse to Jupai Holdings Limited of RMB10,963,967 and RMB11,011,967 as of December 31,2019 and 2020, respectively)	2,547,997	16,625,680	19,439,664
Deferred revenue from related parties (including deferred revenue from related parties of the consolidated VIEs and VIEs' subsidiaries without recourse to Jupai Holdings Limited of RMB28,056,641 and RMB10,267,812 as of December 31,2019 and 2020, respectively)	1,588,432	10,364,519	42,053,959
Deferred revenue (including deferred revenue of the consolidated VIEs and VIEs' subsidiaries without recourse to Jupai Holdings Limited of RMB17,211,666 and RMB7,594,166 as of December 31,2019 and 2020, respectively)	1,317,810	8,598,708	35,674,503
Other current liabilities (including other current liabilities of the consolidated VIEs and VIEs' subsidiaries without recourse to Jupai Holdings Limited of RMB13,940,969 and RMB7,700,862 as of December 31, 2019 and 2020, respectively)	9,158,593	59,759,820	78,201,072
Total current liabilities	37,013,255	241,511,488	317,182,550
Deferred revenue - non-current from related parties (including deferred revenue from related parties of the consolidated VIEs and VIEs' subsidiaries without recourse to Jupai Holdings Limited of RMB4,774,671 and RMB1,362,240 as of December 31, 2019 and 2020, respectively)	1,751,017	11,425,388	4,917,845
Deferred revenue - non-current (including deferred revenue of the consolidated VIEs and VIEs' subsidiaries without recourse to Jupai Holdings Limited of RMB311,651 and RMB104,835 as of December 31, 2019 and 2020, respectively)	196,794	1,284,080	311,651
Operating Lease Liabilities - non-current (including operating lease liabilities of the consolidated VIEs and VIEs' subsidiaries without recourse to Jupai Holdings Limited of RMB642,309 and RMB138,156 as of December 31, 2019 and 2020, respectively)	1,934,009	12,619,411	28,518,789
Total Liabilities	40,895,075	266,840,367	350,930,835
Commitments and Contingencies
Shareholders' Equity:
Ordinary Shares (USD0.0005 par value; 1,000,000,000 and 1,000,000,000 shares authorized, 201,737,272 and 199,051,046 shares issued and outstanding, as of December 31, 2019 and 2020, respectively)	95,510	623,201	632,601
Additional paid-in capital	176,064,923	1,148,823,625	1,150,352,309
Retained earnings	(7,499,644)	(48,935,177)	(17,567,529)
Accumulated other comprehensive income	5,812,902	37,929,187	54,141,670
Total Jupai shareholders' equity	174,473,691	1,138,440,836	1,187,559,051
Noncontrolling interests	938,102	6,121,113	11,257,057
Total Equity	175,411,793	1,144,561,949	1,198,816,108
Total Liabilities and Equity	$ 216,306,868	¥ 1,411,402,316	¥ 1,549,746,943